UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22779

Nuveen Intermediate Duration Quality Municipal Term Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman

Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       May 31

Date of reporting period: February 28, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

NIQ
Nuveen Intermediate Duration Quality Municipal Term Fund
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 127.3% (98.8% of Total Investments)
	MUNICIPAL BONDS – 127.3% (98.8% of Total Investments)
	Alabama – 3.9% (3.1% of Total Investments)
$ 2,000	Alabama Federal Aid Highway Finance Authority, Federal Highway Grant Anticipation Revenue Bonds, Tender Option Bond Trust 2016-XL0024, 17.817%, 9/01/26 (Pre-refunded 9/01/22), 144A (IF) (4)	9/22 at 100.00	AA (5)	$3,316,360
2,500	Jefferson County, Alabama, General Obligation Warrants, Refunding Series 2003A, 5.000%, 4/01/22 – NPFG Insured	5/18 at 100.00	A3	2,504,375
1,000	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A, 5.000%, 9/01/34	No Opt. Call	A3	1,174,390
5,500	Total Alabama			6,995,125
	Arizona – 1.8% (1.4% of Total Investments)
	Arizona Health Facilities Authority, Hospital Revenue Bonds, Phoenix Children's Hospital, Series 2013D:
965	5.000%, 2/01/24	2/23 at 100.00	A-	1,061,345
1,065	5.000%, 2/01/26	2/23 at 100.00	A-	1,158,571
1,000	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2011, 5.000%, 7/01/19 (ETM)	No Opt. Call	N/R (5)	1,044,430
3,030	Total Arizona			3,264,346
	California – 16.9% (13.1% of Total Investments)
3,000	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Senior Lien Series 2013A, 5.000%, 10/01/27 – AGM Insured	10/23 at 100.00	AA	3,421,890
500	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2017A, 5.000%, 11/15/36	11/27 at 100.00	AA-	579,510
	California Municipal Finance Authority, Revenue Bonds, Biola University, Series 2013:
560	5.000%, 10/01/19	No Opt. Call	Baa1	588,062
415	5.000%, 10/01/21	No Opt. Call	Baa1	457,504
1,930	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.250%, 12/01/34	12/24 at 100.00	BB+	2,104,665
3,335	Eastern Municipal Water District Financing Authority, California, Water and Wastewater Revenue Bonds, Series 2017D, 5.250%, 7/01/42	7/27 at 100.00	AA+	3,944,571
2,945	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.000%, 6/01/33	4/18 at 100.00	B+	2,948,652
660	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax Allocation Bonds, Series 2007A, 5.500%, 9/01/27 – SYNCORA GTY Insured	5/18 at 100.00	N/R	661,914
1,020	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Rancho Vallecitos Mobile Home Park, Series 2013, 4.500%, 4/15/23	No Opt. Call	A-	1,078,191

NIQ	Nuveen Intermediate Duration Quality Municipal Term Fund (continued)
Portfolio of Investments February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007:
$ 970	4.625%, 6/01/21	5/18 at 100.00	N/R	$970,388
1,205	5.000%, 6/01/21	5/18 at 100.00	N/R	1,205,494
	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 31 Eastvale Area, Series 2013:
150	4.000%, 9/01/25	9/22 at 100.00	N/R	156,267
305	4.000%, 9/01/26	9/22 at 100.00	N/R	315,532
250	4.000%, 9/01/27	9/22 at 100.00	N/R	257,785
475	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 5.250%, 11/01/21 (Pre-refunded 11/01/20)	11/20 at 100.00	BBB- (5)	507,105
1,790	Patterson Public Financing Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A, 5.000%, 9/01/22	No Opt. Call	N/R	1,987,276
185	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series 2011A, 0.000%, 10/01/26 (ETM) (6)	No Opt. Call	A (5)	187,168
1,500	San Diego Association of Governments, California, South Bay Expressway Toll Revenue Bonds, First Senior Lien Series 2017A, 5.000%, 7/01/36	7/27 at 100.00	A	1,731,960
2,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2016A, 5.000%, 5/01/26	No Opt. Call	A+	2,391,560
1,400	San Joaquin County Transportation Authority, California, Sales Tax Revenue, Limited Tax Measure K Series 2017, 5.000%, 3/01/32	3/27 at 100.00	AA	1,652,014
	Vernon, California, Electric System Revenue Bonds, Series 2009A:
655	5.125%, 8/01/21 (Pre-refunded 8/01/19)	8/19 at 100.00	N/R (5)	681,842
1,190	5.125%, 8/01/21	8/19 at 100.00	A-	1,246,347
925	Washington Township Health Care District, California, Revenue Bonds, Series 2009A, 6.000%, 7/01/29	7/19 at 100.00	Baa1	963,110
27,365	Total California			30,038,807
	Colorado – 4.6% (3.6% of Total Investments)
	Colorado Educational and Cultural Facilities Authority, Charter School Refunding Revenue Bonds, Pinnacle Charter School, Inc. K-8 Facility Project, Series 2013:
280	4.000%, 6/01/18	No Opt. Call	A	281,490
310	4.000%, 6/01/20	No Opt. Call	A	322,856
250	5.000%, 6/01/21	No Opt. Call	A	271,732
	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Tender Option Bond Trust 2016-XF2354:
100	18.548%, 3/01/25 (IF) ,144A (4)	No Opt. Call	AA	184,681
300	18.548%, 3/01/26 (IF) ,144A (4)	No Opt. Call	AA	571,485
430	18.509%, 3/01/27 (IF) ,144A (4)	No Opt. Call	AA	838,728
725	18.548%, 3/01/28 (IF) ,144A (4)	No Opt. Call	AA	1,451,232
200	18.548%, 3/01/29 (IF) ,144A (4)	No Opt. Call	AA	407,000
1,870	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016, 5.000%, 12/01/30	12/26 at 100.00	Baa2	2,148,032

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 350	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/21 – NPFG Insured	No Opt. Call	A-	$322,987
1,000	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008, 6.500%, 11/15/38	No Opt. Call	A	1,375,690
5,815	Total Colorado			8,175,913
	Florida – 10.5% (8.2% of Total Investments)
	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project, Series 2013A:
420	5.000%, 11/15/20	No Opt. Call	BBB	450,568
150	5.000%, 11/15/23	No Opt. Call	BBB	168,453
460	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Phase 1 Project, Series 2013A, 5.500%, 11/01/23	No Opt. Call	N/R	491,326
1,270	Brwoard County, Florida, Fuel System Revenue Bonds, Fort Lauderdale Fuel Facilities LLC Project, Series 2013A, 5.000%, 4/01/23 – AGM Insured (Alternative Minimum Tax)	No Opt. Call	AA	1,412,888
1,740	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2017., 5.000%, 10/01/33	10/27 at 100.00	A+	2,020,001
415	Capital Trust Agency, Florida, Fixed Rate Air Cargo Revenue Refunding Bonds, Aero Miami FX, LLC Project, Series 2010A, 5.350%, 7/01/29	7/20 at 100.00	Baa3	432,206
1,890	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University, Refunding Series 2013A, 4.500%, 6/01/23	No Opt. Call	BBB-	1,943,241
1,000	Florida Mid-Bay Bridge Authority, Revenue Bonds, 1st Senior Lien Series 2015A, 5.000%, 10/01/23	No Opt. Call	BBB+	1,132,790
2,960	Florida Municipal Power Agency, Revenue Bonds, Saint Lucie Project, Refunding Series 2012A, 5.000%, 10/01/26	10/22 at 100.00	A2	3,281,041
500	Gainesville, Florida, Utilities System Revenue Bonds, Series 2017A, 5.000%, 10/01/37	10/27 at 100.00	AA-	576,865
	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013:
3,150	3.950%, 12/15/21 (Alternative Minimum Tax) ,144A	6/20 at 100.00	Baa2	3,224,655
500	4.200%, 12/15/25 (Alternative Minimum Tax) ,144A	6/20 at 100.00	Baa2	510,030
1,400	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical Center, Series 2013A, 5.000%, 11/01/22	No Opt. Call	BBB+	1,530,536
305	Southeast Overtown/Park West Community Redevelopment Agency, Florida, Tax Increment Revenue Bonds, Series 2014A-1, 5.000%, 3/01/24, 144A	No Opt. Call	BBB+	340,380
1,215	Verandah West Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Series 2013, 4.000%, 5/01/23	No Opt. Call	N/R	1,210,456
17,375	Total Florida			18,725,436
	Georgia – 1.7% (1.3% of Total Investments)
1,025	Atlanta, Georgia, Tax Allocation Bonds, Perry Bolton Project Series 2014, 4.000%, 7/01/22	No Opt. Call	A-	1,097,283
1,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2017B, 5.500%, 2/15/42	2/27 at 100.00	AA	1,180,620
843	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2012A-2, 3.930%, 7/01/26	5/18 at 100.00	N/R	735,023
2,868	Total Georgia			3,012,926

NIQ	Nuveen Intermediate Duration Quality Municipal Term Fund (continued)
Portfolio of Investments February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois – 12.3% (9.5% of Total Investments)
$ 2,500	Cook County, Illinois, General Obligation Bonds, Tender Option Bond Trust 2015-XF1007, 14.388%, 11/15/25, 144A (IF) (4)	11/22 at 100.00	AA-	$3,509,000
550	Hillside, Cook County, Illinois, Tax Increment Revenue Bonds, Mannheim Redevelopment Project, Senior Lien Series 2008, 6.550%, 1/01/20	5/18 at 100.00	N/R	561,594
2,680	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series 2006A, 5.000%, 4/01/24	5/18 at 100.00	Baa3	2,681,125
4,000	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Refunding Series 2015A, 5.000%, 2/01/27	8/25 at 100.00	A1	4,591,160
5,000	Illinois State, General Obligation Bonds, Series 2013, 5.000%, 7/01/23	No Opt. Call	BBB	5,249,850
1,790	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 12/01/19	No Opt. Call	AA-	1,893,140
290	Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene Counties Community College District 536, Illinois, General Obligation Bonds, Lewis & Clark Community College, Refunding Series 2017A, 5.000%, 11/01/33 – AGM Insured	11/26 at 100.00	AA	322,028
1,000	Southwestern Illinois Development Authority, Local Government Revenue Bonds, Edwardsville Community Unit School District 7 Project, Series 2007, 0.000%, 12/01/22 – AGM Insured	No Opt. Call	AA	855,290
2,000	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015, 5.000%, 3/01/33	3/25 at 100.00	A	2,208,260
19,810	Total Illinois			21,871,447
	Indiana – 1.6% (1.3% of Total Investments)
1,145	Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st Century Charter School Project, Series 2013A, 6.000%, 3/01/33	3/23 at 100.00	B+	1,156,290
1,500	Indiana Finance Authority, Lease Appropriation Bonds, Stadium Project, Refunding Series 2015A, 5.000%, 2/01/25	No Opt. Call	AA+	1,735,680
2,645	Total Indiana			2,891,970
	Iowa – 1.7% (1.3% of Total Investments)
855	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/27, 144A	6/19 at 105.00	B	912,422
2,000	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	5/18 at 100.00	BB-	2,020,640
2,855	Total Iowa			2,933,062
	Kentucky – 2.3% (1.7% of Total Investments)
	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1:
1,320	5.750%, 12/01/28 (Pre-refunded 6/01/18) – AGC Insured	6/18 at 100.00	AA (5)	1,334,652
115	6.000%, 12/01/33 (Pre-refunded 6/01/18) – AGC Insured	6/18 at 100.00	AA (5)	116,347
3,000	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Capital Appreciation Series 2013B, 0.000%, 7/01/23	No Opt. Call	Baa3	2,543,610
4,435	Total Kentucky			3,994,609
	Louisiana – 0.6% (0.5% of Total Investments)
1,000	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/22	No Opt. Call	A-	1,115,960

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maine – 2.4% (1.8% of Total Investments)
$ 1,000	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/33	7/23 at 100.00	BBB	$1,036,100
	Maine Turnpike Authority, Special Obligation Bonds, Series 2014:
620	5.000%, 7/01/25	7/24 at 100.00	A+	706,707
340	5.000%, 7/01/27	7/24 at 100.00	A+	386,060
1,850	5.000%, 7/01/29	7/24 at 100.00	A+	2,084,543
3,810	Total Maine			4,213,410
	Maryland – 1.3% (1.0% of Total Investments)
615	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017, 5.000%, 9/01/32	9/27 at 100.00	BBB-	702,342
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial Hospital Issue, Series 2012A:
195	5.000%, 7/01/20	No Opt. Call	Baa1	208,574
275	5.000%, 7/01/22	No Opt. Call	Baa1	306,149
1,000	Prince George's County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2011A, 5.000%, 9/15/22 (Pre-refunded 9/15/21)	9/21 at 100.00	AAA	1,112,050
2,085	Total Maryland			2,329,115
	Massachusetts – 2.0% (1.5% of Total Investments)
250	Massachusetts Development Finance Agency, First Mortgage Revenue Bonds, Brookhaven at Lexington Project, Series 2005A, 5.000%, 3/01/35 (Pre-refunded 4/09/18) – RAAI Insured	4/18 at 100.00	AA (5)	250,610
1,000	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Covanta Energy Project, Series 2012A, 4.875%, 11/01/27 (Alternative Minimum Tax), 144A	5/18 at 100.00	BB+	1,000,780
	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2012C:
80	5.000%, 7/01/29 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (5)	90,403
420	5.000%, 7/01/29	7/22 at 100.00	BBB	452,794
500	5.000%, 7/01/29 (Pre-refunded 7/01/22)	7/22 at 100.00	Baa2 (5)	561,695
	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
140	5.000%, 1/01/21 – AMBAC Insured (Alternative Minimum Tax)	5/18 at 100.00	N/R	142,160
1,000	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	7/18 at 100.00	N/R	1,015,390
3,390	Total Massachusetts			3,513,832
	Michigan – 5.8% (4.5% of Total Investments)
1,000	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Tender Option Bond Trust 2016-XG0091, 19.126%, 5/01/30 – AGM Insured, 144A (IF) (4)	No Opt. Call	Aa1	1,925,970
5	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%, 7/01/36 – FGIC Insured	5/18 at 100.00	BBB+	5,013
5	Detroit, Michigan, Water Supply System Second Lien Revenue Bonds, Series 2003B, 5.000%, 7/01/34 – NPFG Insured	5/18 at 100.00	BBB+	5,014
730	Flint Hospital Building Authority, Michigan, Building Authority Revenue Bonds, Hurley Medical Center, Series 2013A, 5.000%, 7/01/23	No Opt. Call	BBB-	775,501

NIQ	Nuveen Intermediate Duration Quality Municipal Term Fund (continued)
Portfolio of Investments February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$ 2,020	Michigan Finance Authority, Hospital Revenue Bonds, Crittenton Hospital Medical Center, Refunding Series 2012A, 4.125%, 6/01/32 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (5)	$2,188,751
3,000	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Refunding Senior Loan Series 2014D-1, 5.000%, 7/01/23 – AGM Insured	No Opt. Call	AA	3,396,030
120	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Old Redford Academy Project, Series 2010A, 5.250%, 12/01/20	No Opt. Call	BB-	119,445
1,405	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Tender Option Bond Trust 2015-XF0126, 17.877%, 12/01/27, 144A (IF) (4)	12/20 at 100.00	AA-	1,929,823
8,285	Total Michigan			10,345,547
	Minnesota – 1.3% (1.0% of Total Investments)
550	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series 2016, 5.000%, 1/01/27	1/26 at 100.00	A-	633,699
750	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project, Series 2013, 5.000%, 7/01/20	No Opt. Call	A	803,753
	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Saint Paul Conservatory for Performing Artists Charter School Project, Series 2013A:
205	3.550%, 3/01/21	No Opt. Call	BB+	205,986
100	3.700%, 3/01/22	No Opt. Call	BB+	100,666
500	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Lutheran Home, Refunding Series 2013, 5.000%, 1/01/19	No Opt. Call	N/R	508,700
2,105	Total Minnesota			2,252,804
	Mississippi – 1.8% (1.4% of Total Investments)
	Mississippi Development Bank Special Obligation Bonds, Marshall County Industrial Development Authority, Mississippi Highway Construction Project, Tender Option Bond Trust 2016-XG0092:
800	18.548%, 1/01/24 (Pre-refunded 1/01/22) (IF) ,144A (4)	1/22 at 100.00	Aa3 (5)	1,266,920
1,000	18.548%, 1/01/25 (Pre-refunded 1/01/22) (IF) ,144A (4)	1/22 at 100.00	Aa3 (5)	1,583,650
200	18.548%, 1/01/26 (Pre-refunded 1/01/22) (IF) ,144A (4)	1/22 at 100.00	Aa3 (5)	316,730
2,000	Total Mississippi			3,167,300
	Missouri – 2.0% (1.6% of Total Investments)
240	Franklin County Industrial Development Authority, Missouri, Sales Tax Refunding Revenue Bonds, Phoenix Center II Community Improvement District Project, Series 2013A, 4.000%, 11/01/25	11/20 at 100.00	N/R	236,407
3,000	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%, 1/01/23	No Opt. Call	A	3,372,600
3,240	Total Missouri			3,609,007
	Nebraska – 1.8% (1.4% of Total Investments)
3,000	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/32	9/22 at 100.00	A	3,253,290

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada – 2.0% (1.5% of Total Investments)
$ 515	Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional Healthcare Project, Series 2017A, 5.000%, 9/01/47	9/27 at 100.00	BBB+	$559,172
	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Refunding Series 2016:
1,295	5.000%, 6/15/26	No Opt. Call	BBB+	1,511,628
1,210	5.000%, 6/15/27	6/26 at 100.00	BBB+	1,403,648
3,020	Total Nevada			3,474,448
	New Jersey – 7.0% (5.4% of Total Investments)
615	New Jersey Economic Development Authority, Charter School Revenue Bonds, Lady Liberty Academy Charter School Project, Series 2013A, 5.150%, 8/01/23	No Opt. Call	N/R	369,000
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
2,000	5.000%, 6/15/24	6/22 at 100.00	BBB+	2,179,000
1,000	5.000%, 6/15/28	6/22 at 100.00	BBB+	1,074,420
	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013:
860	5.000%, 1/01/21 (Alternative Minimum Tax)	No Opt. Call	BBB	929,892
500	5.000%, 1/01/22 (Alternative Minimum Tax)	No Opt. Call	BBB	551,725
500	5.000%, 7/01/22 (Alternative Minimum Tax)	No Opt. Call	BBB	556,420
620	5.000%, 1/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB	695,194
1,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Tender Option Bond Trust 2016-XF2340, 4.470%, 9/01/25, 144A (IF) (4)	3/25 at 100.00	BBB+	879,350
1,000	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999, 5.250%, 9/15/29 (Alternative Minimum Tax)	8/22 at 101.00	BB-	1,091,610
1,045	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.250%, 7/01/21	7/18 at 100.00	BB+	1,052,879
70	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph's Healthcare System Obligated Group Issue, Series 2008, 6.000%, 7/01/18 (ETM)	No Opt. Call	Baa3 (5)	71,080
3,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 5.000%, 6/01/29	4/18 at 100.00	BBB-	3,004,530
12,210	Total New Jersey			12,455,100
	New York – 4.3% (3.4% of Total Investments)
495	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Catholic Health System, Inc. Project, Series 2015, 5.000%, 7/01/29	7/25 at 100.00	BBB+	548,356
4,250	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2017., 5.000%, 9/01/47	9/27 at 100.00	A-	4,794,298
2,000	New York Convention Center Development Corporation, New York, Revenue Bonds, Hotel Unit Fee Secured, Refunding Series 2015, 5.000%, 11/15/25	No Opt. Call	Aa3	2,352,880
6,745	Total New York			7,695,534
	North Carolina – 0.2% (0.2% of Total Investments)
400	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A, 5.250%, 1/01/25 (Pre-refunded 1/01/19) – AGC Insured	1/19 at 100.00	AA (5)	412,700

NIQ	Nuveen Intermediate Duration Quality Municipal Term Fund (continued)
Portfolio of Investments February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio – 5.5% (4.3% of Total Investments)
$ 3,500	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.875%, 6/01/30	5/18 at 100.00	B-	$3,392,515
3,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (Mandatory Put 12/03/18)	No Opt. Call	D	1,020,000
2,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB-	2,060,680
1,150	Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC - Borrower, Portsmouth Bypass Project, Series 2015, 5.000%, 12/31/27 – AGM Insured (Alternative Minimum Tax)	6/25 at 100.00	AA	1,297,821
2,000	Ross County, Ohio, Hospital Revenue Refunding Bonds, Adena Health System Series 2008, 5.750%, 12/01/28 (Pre-refunded 12/01/18)	12/18 at 100.00	A- (5)	2,064,540
11,650	Total Ohio			9,835,556
	Oklahoma – 0.7% (0.6% of Total Investments)
1,120	Oklahoma City Water Utilities Trust, Oklahoma, Water and Sewer Revenue Bonds, Refunding Series 2016, 5.000%, 7/01/36	7/26 at 100.00	AAA	1,287,552
	Oregon – 0.6% (0.5% of Total Investments)
965	Astoria Hospital Facilities Authority, Oregon, Hospital Revenue and Refunding Bonds, Columbia Memorial Hospital, Series 2012, 5.000%, 8/01/22	No Opt. Call	BBB-	1,065,630
	Pennsylvania – 4.1% (3.2% of Total Investments)
90	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc - Student Housing Project at Millersville University, Series 2013, 4.000%, 7/01/19	No Opt. Call	BBB-	92,027
	Erie Higher Education Building Authority, Pennsylvania, Revenue Bonds, Gannon University Project, Series 2013:
465	4.000%, 5/01/20	No Opt. Call	BBB+	482,782
480	4.000%, 5/01/21	No Opt. Call	BBB+	504,749
500	4.000%, 5/01/22	No Opt. Call	BBB+	530,285
520	4.000%, 5/01/23	No Opt. Call	BBB+	555,989
2,190	Erie Sewer Authority, Erie County, Pennsylvania, Sewer Revenue Bonds, Series 2012A, 5.000%, 6/01/21 – AGM Insured	No Opt. Call	AA	2,390,451
1,700	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015, 5.000%, 6/30/28 (Alternative Minimum Tax)	6/26 at 100.00	BBB	1,911,497
	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2013:
370	5.000%, 12/01/20	No Opt. Call	BBB	396,436
435	5.000%, 12/01/21	No Opt. Call	BBB	474,467
6,750	Total Pennsylvania			7,338,683
	Rhode Island – 1.8% (1.4% of Total Investments)
3,000	Rhode Island Health & Educational Building Corporation, Public Schools Financing Program Revenue Bonds, Pooled Series 2009E, 6.000%, 5/15/29 (Pre-refunded 5/15/19) – AGC Insured	5/19 at 100.00	AA (5)	3,161,340

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina – 1.2% (1.0% of Total Investments)
$ 2,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2014B, 5.000%, 12/01/31	6/24 at 100.00	A+	$ 2,199,900
	Tennessee – 6.5% (5.0% of Total Investments)
	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Covenant Health, Refunding Series 2012A:
1,440	5.000%, 1/01/25	1/23 at 100.00	A	1,609,762
2,170	5.000%, 1/01/26	1/23 at 100.00	A	2,417,423
2,000	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2010B, 5.750%, 7/01/22 (Alternative Minimum Tax)	7/20 at 100.00	A	2,171,800
450	Metropolitan Government of Nashville-Davidson County, Tennessee, Water and Sewerage Revenue Bonds, Green Series 2017A, 5.000%, 7/01/42	7/27 at 100.00	AA	516,046
400	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	459,476
	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C:
1,020	5.000%, 2/01/21	No Opt. Call	A	1,103,773
1,490	5.000%, 2/01/24	No Opt. Call	A	1,677,859
1,365	5.000%, 2/01/25	No Opt. Call	A	1,547,951
10,335	Total Tennessee			11,504,090
	Texas – 10.4% (8.0% of Total Investments)
500	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Subordinate Lien Series 2013, 5.000%, 1/01/22	No Opt. Call	BBB	546,715
200	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010, 5.750%, 1/01/25 (Pre-refunded 1/01/20)	1/20 at 100.00	BBB+ (5)	215,022
685	Denton County Fresh Water Supply District 7, Texas, General Obligation Bonds, Refunding Series 2013, 4.000%, 2/15/21 – AGM Insured	No Opt. Call	AA	720,058
2,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)	10/22 at 100.00	BB	2,075,920
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series 2014C:
230	5.000%, 11/15/22	No Opt. Call	A3	255,139
1,660	5.000%, 11/15/23	No Opt. Call	A3	1,867,018
960	5.000%, 11/15/25	11/24 at 100.00	A3	1,086,960
515	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2011A, 5.250%, 9/01/19	No Opt. Call	A2	540,894
	Irving, Texas, Hotel Occupancy Tax Revenue Bonds, Series 2014B:
465	4.000%, 8/15/22	8/19 at 100.00	BBB+	472,152
535	4.000%, 8/15/23	8/19 at 100.00	BBB+	541,554
100	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company - Love Field Modernization Program Project, Series 2012, 5.000%, 11/01/20 (Alternative Minimum Tax)	No Opt. Call	A3	108,203

NIQ	Nuveen Intermediate Duration Quality Municipal Term Fund (continued)
Portfolio of Investments February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Tender Option Bond Trust 2016-XG0058:
$ 100	18.304%, 8/15/22 (IF) ,144A (4)	No Opt. Call	Aa3	$161,506
155	18.143%, 8/15/24 (IF) ,144A (4)	8/23 at 100.00	Aa3	262,127
200	18.304%, 8/15/26 (IF) ,144A (4)	8/23 at 100.00	Aa3	325,264
175	18.111%, 8/15/27 (IF) ,144A (4)	8/23 at 100.00	Aa3	279,232
3,000	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior Lien Series 2008D, 6.250%, 12/15/26	No Opt. Call	A-	3,518,880
3,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/27	12/22 at 100.00	A3	3,299,250
360	Texas Public Finance Authority, Revenue Bonds, Texas Southern University Financing System, Series 2011, 6.000%, 5/01/23	5/21 at 100.00	BBB	393,376
1,480	Texas State, General Obligation Bonds, Water Financial Assistance, Refunding Series 2016B1, 5.000%, 8/01/26	No Opt. Call	AAA	1,762,872
16,320	Total Texas			18,432,142
	Utah – 2.4% (1.9% of Total Investments)
3,000	Salt Lake County, Utah, Research Facility Revenue Bonds, Huntsman Cancer Foundation, Series 2013A-1, 5.000%, 12/01/33 (Pre-refunded 12/17/18) (Mandatory Put 12/15/20)	12/18 at 100.00	N/R (5)	3,084,900
435	Utah Water Finance Agency, Revenue Bonds, Pooled Loan Financing Program, Series 2017A, 5.000%, 3/01/35	3/27 at 100.00	AA	499,458
600	Utah Water Finance Agency, Revenue Bonds, Pooled Loan Financing Program, Series 2017C, 5.000%, 3/01/34	3/27 at 100.00	AA	691,962
4,035	Total Utah			4,276,320
	Vermont – 0.5% (0.4% of Total Investments)
900	Vermont Economic Development Authority, Solid Waste Disposal Revenue Bonds, Casella Waste Systems, Inc. Project, Series 2013, 4.625%, 4/01/36 (Alternative Minimum Tax) (Mandatory Put 4/03/28), 144A	No Opt. Call	B-	901,359
	Virgin Islands – 1.1% (0.9% of Total Investments)
2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 4.000%, 10/01/22 – AGM Insured	No Opt. Call	AA	2,021,440
	Virginia – 1.2% (0.9% of Total Investments)
1,340	Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution Revenue Bonds, First Tier Series 2016, 5.000%, 7/01/41 – AGM Insured	7/26 at 100.00	AA	1,492,291
535	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Series 2012A, 5.000%, 7/15/21	No Opt. Call	BBB	591,084
1,875	Total Virginia			2,083,375
	Washington – 0.5% (0.3% of Total Investments)
700	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2015A, 5.000%, 4/01/27	10/24 at 100.00	AA-	802,823

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	West Virginia – 0.6% (0.4% of Total Investments)
$ 1,035	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Refundng Series 2015A, 1.900%, 3/01/40 (Mandatory Put 4/01/19)	No Opt. Call	A-	$ 1,030,270
	Wisconsin – 0.4% (0.3% of Total Investments)
	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Tender Option Bond Trust 2015-XF0127:
50	16.780%, 4/01/22 (IF) ,144A (4)	No Opt. Call	AA-	77,575
100	17.400%, 4/01/23 (IF) ,144A (4)	No Opt. Call	AA-	167,198
185	17.107%, 4/01/24 (IF) ,144A (4)	4/23 at 100.00	AA-	301,839
100	17.400%, 4/01/25 (IF) ,144A (4)	4/23 at 100.00	AA-	162,586
435	Total Wisconsin			709,198
$ 206,108	Total Long-Term Investments (cost $224,746,043)			226,391,366

Principal Amount (000)	Description (1)	Optional Call Provision (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 1.5% (1.2% of Total Investments)
	MUNICIPAL BONDS – 1.5% (1.2% of Total Investments)
	Illinois – 0.6% (0.5% of Total Investments)
$ 1,050	Illinois Finance Authority, Revenue Bonds, University of Chicago, Variable Rate Demand Obligations, Tender Option Bond Floater 2015-XM0114, 1.120%, 7/01/37 (7)	7/18 at 100.00	A-1	$ 1,050,000
	Maine – 0.1% (0.1% of Total Investments)
200	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Bowdoin College, Variable Rate Demand Obligations, Tender Option Bond Floater 2009-XF0402, 1.120%, 7/01/39 (7)	7/19 at 100.00	VMIG-1	200,000
	Washington – 0.8% (0.6% of Total Investments)
1,500	Washington State Health Care Facilities Authority, Revenue Bonds, Catholic Health Initiative, Variable Rate Demand Obligations, Tender Option Bond Floater 2016-XM0424, 1.440%, 2/01/41 (7)	2/21 at 100.00	VMIG-3	1,500,000
$ 2,750	Total Short-Term Investments (cost $2,750,000)			2,750,000
	Total Investments (cost $227,496,043) – 128.8%			229,141,366
	Variable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (30.9)% (8)			(54,875,192)
	Other Assets Less Liabilities – 2.1%			3,605,637
	Net Assets Applicable to Common Shares – 100%			$ 177,871,811

NIQ	Nuveen Intermediate Duration Quality Municipal Term Fund (continued)
Portfolio of Investments February 28, 2018
(Unaudited)
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –       Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –       Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –       Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$226,391,366	$ —	$226,391,366
Short-Term Investments:
Municipal Bonds	—	2,750,000	—	2,750,000
Total	$ —	$229,141,366	$ —	$229,141,366
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of February 28, 2018.
Tax cost of investments	$227,281,059
Gross unrealized:
Appreciation	$ 5,002,629
Depreciation	(3,142,322)
Net unrealized appreciation (depreciation) of investments	$ 1,860,307

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7)	Investment has maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(8)	Variable Rate MuniFund Term Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 23.9%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM	Escrowed to maturity.
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Intermediate Duration Quality Municipal Term Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: April 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: April 27, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: April 27, 2018